QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 30.5%
Asset Backed Securities - 15.6%
$423,997	AmeriCredit Automobile Receivables Trust, 1.53%, 07/08/21	$423,505
1,605,000	Ascentium Equipment Receivables Trust, 3.27%, 10/12/21 (a)	1,618,537
878,103	Ascentium Equipment Receivables Trust, 2.29%, 06/10/21 (a)	877,928
587,407	Brazos Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.85%), 3.43%, 07/25/29 (b)	589,694
1,248,367	Canadian Pacer Auto Receivables Trust, 2.05%, 03/19/21 (a)	1,246,544
1,330,000	Capital One Multi-Asset Execution Trust, 2.08%, 03/15/23	1,328,613
459,605	CCG Receivables Trust REMIC, 2.50%, 06/16/25 (a)	460,492
1,707,213	CCG Receivables Trust REMIC, 3.09%, 12/15/25 (a)	1,721,936
1,513,096	Cloud Pass-Through Trust, 3.55%, 12/05/22 (a)(c)	1,532,819
1,066,534	Flagstar Mortgage Trust, 4.00%, 07/25/48 (a)(c)	1,076,523
1,155,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,153,417
329,439	Goal Capital Funding Trust (USD 3 Month LIBOR + 0.70%), 3.22%, 08/25/48 (a)(b)	328,166
1,370,000	Great American Auto Leasing, Inc., 2.97%, 06/15/21 (a)	1,376,083
1,760,000	Honda Auto Receivables 2019-1 Owner Trust, 2.75%, 09/20/21	1,766,290
665,528	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.58%, 07/25/26 (a)(b)	665,567
702,607	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 3.26%, 01/26/26 (b)	703,036
764,424	MMAF Equipment Finance, LLC, 2.57%, 06/09/33 (a)	764,771
1,355,000	MMAF Equipment Finance, LLC, 2.84%, 11/13/23 (a)	1,369,624
1,928,000	Panhandle-Plains Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.95%), 3.54%, 10/01/37 (b)	1,929,319
627,997	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.11%, 12/24/33 (a)(b)	618,201

Principal Amount	Security Description	Value
$175,990	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.53%), 2.94%, 12/24/33 (a)(b)	$173,555
1,006,385	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 3.58%, 10/25/21 (b)	1,000,383
1,377,644	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 4.23%, 07/25/22 (b)	1,393,070
673,091	SLM Student Loan Trust (USD 3 Month LIBOR + 1.70%), 4.28%, 07/25/23 (b)	681,209
642,566	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 4.08%, 04/25/23 (b)	649,778
929,029	Social Professional Loan Program Trust, 2.64%, 08/25/47 (a)	931,122
155,899	Social Professional Loan Program Trust, 1.75%, 07/25/40 (a)	155,426
124,485	Sofi Consumer Loan Program Trust, 2.14%, 09/25/26 (a)	124,409
292,193	Sofi Consumer Loan Program Trust, 2.93%, 04/26/27 (a)	292,522
1,366,974	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (a)	1,369,466
712,617	Stack Infrastructure Issuer, LLC, 4.54%, 02/25/44 (a)	741,618
636,400	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (a)	653,866
149,490	Verizon Owner Trust, 1.42%, 01/20/21 (a)	149,364
		29,866,853
Non-Agency Commercial Mortgage Backed Securities - 7.1%
1,630,000	BANK 2019-BNK16, 3.93%, 02/15/52	1,731,601
650,000	Bear Stearns Deutsche Bank Trust, 5.29%, 09/15/27 (a)	652,950
900,000	Cantor Commercial Real Estate Lending, 3.62%, 04/15/24	948,768
1,737,733	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.94%, 09/10/45 (a)(c)	78,748
1,194,394	COMM Mortgage Trust Interest Only REMIC, 1.19%, 03/10/46 (c)	33,521
630,000	COMM Mortgage Trust REMIC, 3.39%, 08/10/47	645,253
1,265,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 3.32%, 11/15/36 (a)(b)	1,265,783
37,367	DBUBS Mortgage Trust Interest Only REMIC, 0.37%, 08/10/44 (a)(c)	168

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$200,167,834	FREMF Mortgage Trust Interest Only, 0.10%, 08/25/44 (a)	$344,929
4,318,398	GS Mortgage Securities Trust Interest Only REMIC, 1.50%, 08/10/44 (a)(c)	90,994
1,320,000	Key Commercial Mortgage Securities Trus, 2.66%, 07/15/24 (a)(d)	1,319,995
650,000	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(c)	651,226
625,030	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (a)	619,503
1,288,033	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.12%, 12/15/48 (c)	36,058
998,644	Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.48%, 06/15/47	1,021,522
975,000	Sutherland Commercial Mortgage Trust, 2.86%, 12/25/35 (a)(c)	976,901
309,345	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	310,298
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 09/15/48	1,011,507
123,571	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.97%, 02/15/44 (a)(c)	1,255
109,451	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (a)	110,008
523,854	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.30%, 06/15/45	523,024
33,076	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	33,481
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,217,211
		13,624,704
Non-Agency Residential Mortgage Backed Securities - 7.8%
983,227	Asset Backed Securities Corp. Home Equity Loan Trust (USD 1 Month LIBOR + 0.80%), 3.20%, 07/25/35 (b)	984,241
383,214	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.87%), 3.27%, 12/25/33 (a)(b)	378,897
677,374	Bayview Commercial Mortgage Pass-Through Trust REMIC (USD 1 Month LIBOR + 0.86%), 3.26%, 04/25/36 (a)(b)	677,033
1,096,661	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.73%, 05/28/44 (b)	1,096,861

Principal Amount	Security Description	Value
$500,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.50%, 04/28/39 (b)	$500,477
205,337	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (e)	205,583
649,862	Cascade Funding Mortgage Trust, 4.00%, 10/25/68 (a)(c)	663,469
1,100,000	Cascade Funding Mortgage Trust, 2.80%, 06/25/69 (a)(c)(d)	1,099,737
5,389	Citicorp Residential Mortgage Trust REMIC, 5.11%, 07/25/36 (e)	5,443
1,034,875	Citigroup Mortgage Loan Trust, 3.50%, 01/25/66 (a)(c)	1,066,297
135,762	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	140,933
598,868	Conseco Finance Corp. REMIC (USD 1 Month LIBOR + 2.75%), 5.14%, 04/15/32 (b)	603,051
1,378	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	1,222
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 3.15%, 02/25/33 (b)	161,938
274,803	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.46%, 12/25/37 (a)(e)	279,258
928,540	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (a)(c)	938,659
544,389	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(c)	552,363
474,441	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.90%, 05/25/36 (a)(b)	471,418
671,083	GSAMP Trust (USD 1 Month LIBOR + 0.52%), 2.92%, 01/25/35 (a)(b)	671,406
97,435	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.63%, 07/25/36 (b)	97,406
63,960	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	66,019
142,853	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	147,781
203,298	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	210,275
118,132	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 4.15%, 03/25/35 (b)	119,040

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$255,511	Oakwood Mortgage Investors, Inc. REMIC (USD 1 Month LIBOR + 0.38%), 2.77%, 03/15/21 (a)(b)	$253,780
197,473	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC (USD 1 Month LIBOR + 0.98%), 3.38%, 10/25/34 (b)	198,248
11,679	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 10.35%, 03/25/20 (b)	11,680
57,868	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	59,045
28,321	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	29,418
13,270	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	13,510
10,481	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (c)	10,616
8,448	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/21	8,521
104,046	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	105,272
533,817	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (a)(c)	537,061
496,721	Towd Point Mortgage Trust, 3.25%, 07/25/58 (a)(c)	504,989
191,987	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	194,626
386,667	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	387,286
105,927	Truman Capital Mortgage Loan Trust REMIC (USD 1 Month LIBOR + 0.43%), 2.83%, 03/25/37 (a)(b)	108,540
1,386,299	Wells Fargo Mortgage Backed Securities REMIC, 3.50%, 07/25/47 (a)(c)	1,402,970
		14,964,369
Total Non-U.S. Government Agency Asset Backed Securities (Cost $58,144,567)		58,455,926
Corporate Bonds - 30.6%
Communication Services - 1.5%
1,780,000	AT&T, Inc. (USD 3 Month LIBOR + 1.18%), 3.62%, 06/12/24 (b)	1,802,380
970,000	Verizon Communications, Inc., 5.15%, 09/15/23	1,082,716
		2,885,096
Consumer Discretionary - 4.7%
800,000	AMC Networks, Inc., 4.75%, 12/15/22	810,048
1,649,000	CBS Corp., 3.38%, 03/01/22	1,686,786
1,740,000	Comcast Corp., 3.45%, 10/01/21	1,789,957
1,923,000	Dollar General Corp., 3.25%, 04/15/23	1,974,605
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	394,516

Principal Amount	Security Description	Value
$380,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	$389,025
815,000	Levi Strauss & Co., 5.00%, 05/01/25	843,525
470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	475,875
940,000	Whirlpool Corp., MTN, 3.70%, 03/01/23	969,409
		9,333,746
Consumer Staples - 3.0%
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	663,843
1,011,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,024,154
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	122,738
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	437,462
1,875,000	Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (a)	1,892,206
1,615,000	Walmart, Inc., 3.40%, 06/26/23	1,695,841
		5,836,244
Financials - 13.8%
670,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 01/15/25	673,564
1,845,000	Bank of America Corp., 2.88%, 04/24/23 (c)	1,867,669
1,130,000	BB&T Corp., MTN, 2.15%, 02/01/21	1,127,485
475,000	BB&T Corp., MTN, 3.20%, 09/03/21	483,358
475,000	CBRE Services, Inc., 5.25%, 03/15/25	524,074
1,229,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,229,306
1,835,000	Citigroup, Inc., 2.88%, 07/24/23 (c)	1,857,531
1,785,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,823,882
1,752,000	Intercontinental Exchange, Inc., 4.00%, 10/15/23	1,863,955
1,815,000	JPMorgan Chase & Co., 3.25%, 09/23/22	1,863,908
1,865,000	KeyCorp, MTN, 2.90%, 09/15/20	1,877,010
655,000	Metropolitan Life Global Funding I, 3.60%, 01/11/24 (a)	690,154
1,865,000	Morgan Stanley, MTN, 2.63%, 11/17/21	1,876,297
1,480,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,523,733
1,815,000	Regions Financial Corp., 3.20%, 02/08/21	1,834,335
1,090,000	The Charles Schwab Corp., 3.25%, 05/21/21	1,110,825

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$1,850,000	The Goldman Sachs Group, Inc. (USD 3 Month LIBOR + 1.11%), 3.70%, 04/26/22 (b)	$1,865,743
1,610,000	Wells Fargo & Co., Series K (callable at 100 beginning 09/15/19), 6.18%, 03/15/49 (c)(f)	1,618,694
		25,711,523
Health Care - 0.9%
1,743,000	Becton Dickinson and Co., 2.68%, 12/15/19	1,743,528
Industrials - 3.9%
1,740,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	1,800,900
1,795,000	Roper Technologies, Inc., 2.80%, 12/15/21	1,806,221
1,805,000	Textron, Inc., 3.65%, 03/01/21	1,837,637
1,160,000	TTX Co., 3.60%, 01/15/25 (a)	1,218,774
545,000	Union Pacific Corp., 3.20%, 06/08/21	554,545
300,000	Waste Management, Inc., 2.95%, 06/15/24	308,458
		7,526,535
Information Technology - 2.4%
1,803,000	eBay, Inc., 2.75%, 01/30/23	1,812,110
995,000	Harman International Industries, Inc., 4.15%, 05/15/25	1,056,426
1,857,000	QUALCOMM, Inc., 2.90%, 05/20/24	1,885,419
		4,753,955
Real Estate - 0.4%
820,000	National Retail Properties, Inc., 3.80%, 10/15/22	850,416
Total Corporate Bonds (Cost $57,523,085)		58,641,043
Government & Agency Obligations - 38.0%
GOVERNMENT SECURITIES - 32.4%
Municipals - 0.3%
500,000	City of Bellevue NE, Nebraska GO, 2.95%, 12/15/21	502,315
Treasury Inflation Index Securities - 0.9%
1,847,234	U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/22 (g)	1,834,838
U.S. Treasury Securities - 31.2%
9,360,000	U.S. Treasury Note, 1.13%, 03/31/20	9,298,210
25,625,000	U.S. Treasury Note, 2.00%, 02/28/21	25,697,070
23,685,000	U.S. Treasury Note, 1.63%, 11/15/22	23,597,106
1,130,000	U.S. Treasury Note, 2.13%, 05/15/25	1,148,451
		59,740,837
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 5.6%
Federal Home Loan Mortgage Corp. - 2.1%
614,535	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	113,910

Principal Amount	Security Description	Value
$404,732	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 11/15/43	$57,168
260,640	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 08/15/45	44,759
13,390	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	13,427
312,913	Federal Home Loan Mortgage Corp. REMIC, 2.25%, 03/15/30	311,898
796,655	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 09/15/37	808,418
502,293	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 04/15/37	506,894
1,061,241	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	1,099,140
461,803	Federal Whole Loan Securities Trust, 3.50%, 05/25/47	466,905
627,737	FRESB Mortgage Trust, 2.16%, 04/25/22 (c)	625,660
		4,048,179
Federal National Mortgage Association - 0.7%
404,229	Federal National Mortgage Association #AJ4087, 3.00%, 10/01/26	413,574
1,858,058	Federal National Mortgage Association Interest Only, 0.80%, 02/25/22 (c)	26,348
2,124,217	Federal National Mortgage Association Interest Only, 0.32%, 01/25/22 (c)	10,380
2,576,922	Federal National Mortgage Association Interest Only, 0.48%, 07/25/22 (c)	22,564
514,575	Federal National Mortgage Association Interest Only, 2.67%, 01/25/39 (c)	43,801
65,720	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	66,796
4,091	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	4,091
17,042	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	17,015
307,928	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	315,539
311,886	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	312,480
		1,232,588
Government National Mortgage Association - 2.8%
1,471,359	Government National Mortgage Association #511039, 6.30%, 12/15/40	1,471,953
135,739	Government National Mortgage Association #559205, 7.25%, 09/15/31	135,868

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$177,794	Government National Mortgage Association #559220, 7.00%, 01/15/33	$177,956
121,721	Government National Mortgage Association #610022, 5.60%, 08/15/34	121,804
379,556	Government National Mortgage Association #632798, 5.13%, 11/15/34	379,851
1,138,891	Government National Mortgage Association #675589, 7.13%, 04/15/35	1,238,911
378,008	Government National Mortgage Association REMIC, 3.50%, 10/16/44 (c)	378,768
1,148,661	Government National Mortgage Association REMIC, 3.25%, 11/16/52 (c)	1,161,037
340,705	Government National Mortgage Association REMIC, 2.67%, 02/16/44	341,643
2,226	Government National Mortgage Association REMIC #751404, 5.11%, 06/20/61 (c)	2,276
		5,410,067
Total Government & Agency Obligations (Cost $72,024,551)		72,768,824

Shares	Security Description	Value
Preferred Stocks - 0.2%
Financials - 0.2%
550	U.S. Bancorp, Series A (USD 3 Month LIBOR + 1.02%) (callable at 1,000 beginning 07/30/19), 3.81% (b)(f)	437,250
Total Preferred Stocks (Cost $564,328)		437,250

Short-Term Investments - 0.5%

Investment Company - 0.5%
936,844	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.25% (h)	936,844
Total Short-Term Investments (Cost $936,844)		936,844
Investments, at value - 99.8% (Cost $189,193,375)		191,239,887
Other assets in excess of liabilities - 0.2%		444,745
NET ASSETS - 100.0%		$191,684,632

(a)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2019, the aggregate value of these liquid securities were $41,670,546 or 21.7% of net assets.
(b)	Floating rate security. Rate presented is as of June 30, 2019.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2019.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,419,732 or 1.3% of net assets.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2019.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

CLO	Collateralized Loan Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 24.9%
Asset Backed Securities - 7.5%
$1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	$1,481,200
1,475,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,472,978
920,411	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.58%, 07/25/26 (a)(b)	920,465
573,279	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.11%, 12/24/33 (a)(b)	564,335
1,649,702	Seasoned Credit Risk Transfer Trust, 3.50%, 03/25/58	1,708,942
1,224,701	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 3.58%, 10/25/21 (b)	1,217,398
1,863,510	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 4.23%, 07/25/22 (b)	1,884,376
490,509	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 4.08%, 04/25/23 (b)	496,014
1,119,242	Social Professional Loan Program, 2.34%, 04/25/33 (a)	1,117,781
1,090,680	Social Professional Loan Program, 2.49%, 01/25/36 (a)	1,092,740
875,000	Sofi Consumer Loan Program Trust, 3.35%, 04/26/27 (a)	883,694
481,188	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (a)	482,065
364,874	SoFi Consumer Loan Program Trust, 2.50%, 05/26/26 (a)	365,126
677,733	Stack Infrastructure Issuer, LLC, 4.54%, 02/25/44 (a)	705,315
833,733	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (a)	856,615
		15,249,044
Non-Agency Commercial Mortgage Backed Securities - 7.4%
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,219,146
905,000	BANK 2019-BNK16, 3.90%, 02/15/52	977,743
960,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	1,054,305
590,000	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	604,089
2,637,854	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.94%, 09/10/45 (a)(c)	119,539

Principal Amount	Security Description	Value
$1,194,394	COMM Mortgage Trust Interest Only REMIC, 1.19%, 03/10/46 (c)	$33,521
1,620,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 3.32%, 11/15/36 (a)(b)	1,621,003
37,367	DBUBS Mortgage Trust Interest Only REMIC, 0.37%, 08/10/44 (a)(c)	168
213,258,457	FREMF Mortgage Trust Interest Only, 0.10%, 08/25/44 (a)	367,487
6,540,979	GS Mortgage Securities Trust Interest Only REMIC, 1.50%, 08/10/44 (a)(c)	137,827
1,575,000	Hudson Yards Mortgage Trust, 3.23%, 07/10/39 (a)(d)	1,622,126
1,250,000	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(c)	1,252,357
975,000	Morgan Stanley Capital I Trust, 3.30%, 06/15/50	1,008,221
1,000,000	Sutherland Commercial Mortgage Trust, 2.86%, 12/25/35 (a)(c)	1,001,950
830,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	904,646
872,941	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 1.93%, 10/15/45 (a)(c)	40,646
589,544	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	591,361
2,715,208	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 2.07%, 11/15/45 (a)(c)	141,527
734,739	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	739,977
1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,759,884
		15,197,523
Non-Agency Residential Mortgage Backed Securities - 10.0%
453,582	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.87%), 3.27%, 12/25/33 (a)(b)	448,473
597,435	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.73%, 05/28/44 (b)	597,544
811,199	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 1.88%), 4.28%, 08/28/44 (b)	818,867
560,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.50%, 04/28/39 (b)	560,535
6,458	Citicorp Residential Mortgage Trust REMIC, 5.11%, 07/25/36 (e)	6,523
1,116,703	Citigroup Mortgage Loan Trust, 3.50%, 01/25/66 (a)(c)	1,150,609

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$937,092	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	$972,782
204,747	Citigroup Mortgage Loan Trust, Inc. REMIC, 6.50%, 07/25/34	233,886
31,125	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	32,338
1,380	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	1,224
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 3.15%, 02/25/33 (b)	161,938
245,876	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.46%, 12/25/37 (a)(e)	249,863
643,866	CSMLT Trust, 3.00%, 10/25/30 (a)(c)	652,001
919,697	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (a)(c)	929,719
716,109	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(c)	726,599
341,993	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.90%, 05/25/36 (a)(b)	339,814
99,755	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.63%, 07/25/36 (b)	99,725
947,567	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	958,443
802,768	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	814,527
550,674	Mill City Mortgage Loan Trust, 2.75%, 11/25/58 (a)(c)	552,257
731,253	New Residential Mortgage Loan Trust, 4.00%, 12/25/57 (a)(c)	758,032
352,772	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	364,131
363,626	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	376,169
724,520	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	749,383
140,071	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 4.15%, 03/25/35 (b)	141,148
13,711	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 10.35%, 03/25/20 (b)	13,713
38,982	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	39,775

Principal Amount	Security Description	Value
$23,790	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	$24,712
16,803	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	17,107
350,386	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	354,512
865,752	Seasoned Credit Risk Transfer Trust, 2.50%, 05/25/57 (e)	878,220
1,166,527	Sequoia Mortgage Trust REMIC, 3.50%, 03/25/48 (a)(c)	1,184,314
871,700	Sequoia Mortgage Trust REMIC, 3.50%, 05/25/48 (a)(c)	885,950
773,554	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(c)	782,007
817,312	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (a)(c)	822,279
597,912	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	606,130
505,363	Towd Point Mortgage Trust REMIC, 2.75%, 10/25/56 (a)(c)	507,306
539,535	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	540,398
1,202,321	Wells Fargo Mortgage Backed Securities, 3.50%, 07/25/47 (a)(c)	1,222,217
		20,575,170
Total Non-U.S. Government Agency Asset Backed Securities (Cost $50,439,241)		51,021,737
Corporate Bonds - 29.2%
Communication Services - 1.3%
1,180,000	AT&T, Inc., 5.15%, 03/15/42	1,288,531
1,264,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,367,876
		2,656,407
Consumer Discretionary - 5.9%
1,010,000	AMC Networks, Inc., 4.75%, 12/15/22	1,022,686
1,190,000	CBS Corp., 4.00%, 01/15/26	1,247,340
370,000	Comcast Corp., 4.15%, 10/15/28	407,817
770,000	Comcast Corp., Class A, 3.30%, 02/01/27	800,869
1,289,000	Dollar General Corp., 3.25%, 04/15/23	1,323,591
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	726,740
580,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	593,775
920,000	Levi Strauss & Co., 5.00%, 05/01/25	952,200
615,000	Newell Brands, Inc., 4.00%, 06/15/22	627,446
410,000	Newell Brands, Inc., 4.20%, 04/01/26	407,318
1,035,000	NIKE, Inc., 3.88%, 11/01/45	1,113,847
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	870,750

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$1,197,000	The Walt Disney Co., Class E, 4.13%, 12/01/41	$1,327,982
1,065,000	Whirlpool Corp., 4.70%, 06/01/22	1,126,547
		12,548,908
Consumer Staples - 1.9%
1,100,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,114,312
530,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	586,975
1,180,000	Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (a)	1,189,218
895,000	Walmart, Inc., 3.70%, 06/26/28	976,902
		3,867,407
Energy - 0.2%
445,000	EOG Resources, Inc., 4.15%, 01/15/26	484,414
Financials - 10.9%
1,235,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 01/15/25	1,241,569
339,045	Altitude Investments 16, LLC, 2.49%, 03/14/26	343,443
1,290,000	Bank of America Corp., MTN, 3.56%, 04/23/27 (c)	1,343,740
1,045,000	CBRE Services, Inc., 5.25%, 03/15/25	1,152,963
1,248,000	Citigroup, Inc., 3.89%, 01/10/28 (c)	1,319,787
920,000	CME Group, Inc., 3.00%, 03/15/25	952,109
494,000	Crown Castle International Corp., 4.88%, 04/15/22	525,227
1,074,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,097,394
850,000	Intercontinental Exchange, Inc., 4.25%, 09/21/48	946,822
1,295,000	JPMorgan Chase & Co., 3.20%, 06/15/26	1,332,211
1,155,000	KeyCorp, MTN, 2.90%, 09/15/20	1,162,438
710,000	Metropolitan Life Global Funding I, 3.60%, 01/11/24 (a)	748,106
1,270,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,325,719
1,285,000	Regions Financial Corp., 3.80%, 08/14/23	1,343,878
1,225,000	The Charles Schwab Corp., 3.85%, 05/21/25	1,307,057
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,476,730
1,295,000	The Goldman Sachs Group, Inc., 3.85%, 01/26/27	1,353,629
1,270,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (c)(f)	1,317,625
1,350,000	Wells Fargo & Co., 3.00%, 04/22/26	1,365,134

Principal Amount	Security Description	Value
$454,000	Wells Fargo & Co., Series K (callable at 100 beginning 09/15/19), 6.18%, 03/15/49 (c)(f)	$456,452
		22,112,033
Health Care - 0.6%
1,109,000	Becton Dickinson and Co., 3.73%, 12/15/24	1,162,685
Industrials - 3.6%
875,000	BMW US Capital, LLC, 2.80%, 04/11/26 (a)	881,271
1,200,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,388,714
1,184,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	1,225,440
1,132,000	Raytheon Co., 4.88%, 10/15/40	1,361,554
1,123,000	Textron, Inc., 3.65%, 03/01/21	1,143,305
645,000	TTX Co., 4.60%, 02/01/49 (a)	737,210
375,000	Waste Management, Inc., 3.45%, 06/15/29	394,391
		7,131,885
Information Technology - 2.5%
1,058,000	eBay, Inc., 3.60%, 06/05/27	1,082,491
1,331,000	Harman International Industries, Inc., 4.15%, 05/15/25	1,413,168
1,035,000	Oracle Corp., 5.38%, 07/15/40	1,308,759
1,325,000	QUALCOMM, Inc., 3.25%, 05/20/27	1,351,027
		5,155,445
Materials - 1.1%
1,126,000	Albemarle Corp., 5.45%, 12/01/44	1,207,433
959,000	The Mosaic Co., 5.45%, 11/15/33	1,085,312
		2,292,745
Real Estate - 0.6%
1,150,000	National Retail Properties, Inc., 4.30%, 10/15/28	1,242,668
Utilities - 0.6%
954,000	PacifiCorp, 6.25%, 10/15/37	1,285,264
Total Corporate Bonds (Cost $57,066,738)		59,939,861

Government & Agency Obligations - 44.6%
GOVERNMENT SECURITIES - 18.7%
Municipals - 1.5%
500,000	City of Bellevue NE, Nebraska GO, 2.95%, 12/15/21	502,315
319,958	Florida Housing Finance Corp., Florida RB FHLMC, 3.00%, 01/01/36	322,204
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	660,957
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	476,748

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	$233,188
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	273,816
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	557,604
		3,026,832
Treasury Inflation Index Securities - 1.6%
1,978,738	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (g)	2,187,921
1,128,400	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	1,121,905
		3,309,826
U.S. Treasury Securities - 15.6%
2,540,000	U.S. Treasury Bond, 5.38%, 02/15/31	3,409,355
1,800,000	U.S. Treasury Bond, 4.75%, 02/15/37	2,462,836
10,240,000	U.S. Treasury Bond, 3.63%, 08/15/43	12,350,000
2,270,000	U.S. Treasury Note, 1.63%, 11/15/22	2,261,576
11,365,000	U.S. Treasury Note, 2.13%, 05/15/25	11,550,569
		32,034,336
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 25.9%
Federal Home Loan Mortgage Corp. - 10.1%
1,350,000	Federal Home Loan Mortgage Corp., 3.46%, 11/25/32	1,448,617
930,000	Federal Home Loan Mortgage Corp., 3.78%, 10/25/28 (c)	1,023,870
724,369	Federal Home Loan Mortgage Corp. #A96132, 4.50%, 01/01/41	778,448
436,349	Federal Home Loan Mortgage Corp. #C91345, 4.50%, 11/01/30	464,768
366,603	Federal Home Loan Mortgage Corp. #C91386, 4.50%, 08/01/31	390,491
1,093,959	Federal Home Loan Mortgage Corp. #G07801, 4.00%, 10/01/44	1,152,769
33,389	Federal Home Loan Mortgage Corp. #G14820, 3.50%, 12/01/26	34,479
1,831,561	Federal Home Loan Mortgage Corp. #G60344, 4.00%, 12/01/45	1,939,119
2,069,595	Federal Home Loan Mortgage Corp. #V80169, 3.00%, 07/01/43	2,110,718
1,512,701	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	280,393
811,333	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/41	871,407
79,964	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	80,234
287,309	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	291,033
827,393	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	860,738

Principal Amount	Security Description	Value
$284,829	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	$292,985
339,890	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	352,029
487,517	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	504,560
311,191	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	320,466
1,107,368	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,142,571
1,615,136	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	1,668,068
655,177	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/43	690,856
960,000	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/37	1,021,324
518,146	FRESB Mortgage Trust, 3.70%, 10/25/28 (c)	551,246
1,570,484	Seasoned Credit Risk Transfer Trust, 4.50%, 06/25/57	1,649,806
812,276	Seasoned Credit Risk Transfer Trust, 3.00%, 07/25/56 (e)	832,126
		20,753,121
Federal National Mortgage Association - 14.9%
999,877	Federal National Mortgage Association, 4.14%, 04/25/29 (c)(d)	1,063,541
1,036,181	Federal National Mortgage Association #386641, 5.80%, 12/01/33	1,034,389
25,909	Federal National Mortgage Association #679256, 7.50%, 08/01/22	26,052
195,567	Federal National Mortgage Association #725705, 5.00%, 08/01/34	213,515
190,953	Federal National Mortgage Association #890310, 4.50%, 12/01/40	205,075
14,991	Federal National Mortgage Association #933279, 5.50%, 08/01/37	15,978
30,008	Federal National Mortgage Association #AA5564, 4.00%, 06/01/24	31,159
144,656	Federal National Mortgage Association #AA7002, 4.50%, 06/01/39	155,393
742,913	Federal National Mortgage Association #AB9814, 3.00%, 07/01/43	757,212
53,047	Federal National Mortgage Association #AC0559, 4.00%, 10/01/24	55,091
313,543	Federal National Mortgage Association #AD0575, 4.50%, 01/01/40	339,517
60,610	Federal National Mortgage Association #AE0336, 6.00%, 09/01/38	68,725
710,832	Federal National Mortgage Association #AL0240, 4.00%, 04/01/41	749,927
210,244	Federal National Mortgage Association #AL2382, 4.00%, 02/01/42	223,503

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$374,940	Federal National Mortgage Association #AL5404, 4.16%, 08/01/21	$384,247
903,621	Federal National Mortgage Association #AL9970, 3.41%, 02/01/27	965,039
2,201,912	Federal National Mortgage Association #AM2127, 3.31%, 01/01/33	2,298,874
1,333,258	Federal National Mortgage Association #AM2922, 3.75%, 04/01/43	1,408,438
1,880,000	Federal National Mortgage Association #AN8526, 3.53%, 03/01/28	2,001,048
1,005,067	Federal National Mortgage Association #AS0784, 4.00%, 10/01/43	1,058,465
1,074,754	Federal National Mortgage Association #AS3175, 4.50%, 08/01/44	1,161,452
1,905,556	Federal National Mortgage Association #AS3909, 4.00%, 11/01/44	2,006,735
791,247	Federal National Mortgage Association #AS5235, 3.50%, 06/01/45	831,546
3,004,184	Federal National Mortgage Association #AS6994, 4.00%, 04/01/46	3,145,187
963,158	Federal National Mortgage Association #CA0684, 3.50%, 11/01/47	998,975
1,452,048	Federal National Mortgage Association Interest Only, 0.80%, 02/25/22 (c)	20,591
3,722,221	Federal National Mortgage Association Interest Only, 0.48%, 07/25/22 (c)	32,592
799,233	Federal National Mortgage Association Interest Only, 2.67%, 01/25/39 (c)	68,032
1,975,000	Federal National Mortgage Association Interest Only #AM7762, 3.49%, 01/01/35	2,061,083
33,950	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	33,897
278,418	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	285,300
451,490	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	483,994
266,649	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	292,963
662,753	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	678,215
637,949	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	639,163
969,929	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	976,645
1,324,653	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,364,007
1,312,439	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,339,869
955,000	Federal National Mortgage Association REMIC, 4.00%, 11/25/37	1,059,062
		30,534,496

Principal Amount	Security Description	Value
Government National Mortgage Association - 0.9%
$975,942	Government National Mortgage Association, 3.50%, 01/20/69 (c)	$1,016,742
900,889	Government National Mortgage Association #AD8811, 3.00%, 03/20/43	922,071
4,452	Government National Mortgage Association REMIC #751404, 5.11%, 06/20/61 (c)	4,553
		1,943,366
Small Business Administration Participation Certificates - 0.0%
42,570	SBA Small Business Investment Cos., 2.88%, 09/10/21	43,237
Total Government & Agency Obligations (Cost $88,533,266)		91,645,214

Shares	Security Description	Value
Short-Term Investments - 1.6%
Investment Company - 1.6%
3,355,040	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.25% (h)	3,355,040
Total Short-Term Investments (Cost $3,355,040)		3,355,040
Investments, at value - 100.3% (Cost $199,394,285)		205,961,852
Other liabilities in excess of assets - (0.3)%		(699,555)
NET ASSETS - 100.0%		$205,262,297

(a)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2019, the aggregate value of these liquid securities were $38,681,475 or 18.9% of net assets.
(b)	Floating rate security. Rate presented is as of June 30, 2019.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2019.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,685,667 or 1.3% of net assets.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2019.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

INCOME FUND

CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
Government & Agency Obligations - 98.4%
GOVERNMENT SECURITIES - 97.6%
Municipals - 97.6%
Iowa - 0.1%
$100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	$101,285
Nebraska - 96.8%
300,000	Adams County School District No. 18, Nebraska GO, 4.00%, 12/15/26	348,759
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	209,954
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	185,329
250,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.20%, 12/15/19	249,832
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	100,000
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	501,645
215,000	City of Blair NE, Nebraska GO, 2.15%, 09/15/23	218,064
220,000	City of Blair NE, Nebraska GO, 2.30%, 09/15/24	223,727
650,000	City of Columbus NE Combined Utilities System Revenue, Nebraska RB, 5.00%, 06/15/29	820,657
630,000	City of Columbus NE Sales Tax Revenue, Nebraska RB, 5.00%, 09/15/23	716,908
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	356,081
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	74,417
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,613
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,645
375,000	City of La Vista NE, Nebraska COP, 3.00%, 12/15/25	393,469
130,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	129,743
235,000	City of La Vista NE, Nebraska GO, 3.00%, 09/01/27	245,953

Principal Amount	Security Description	Value
$650,000	City of Lincoln NE, Nebraska GO, 3.00%, 05/15/20	$659,685
515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	518,924
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	732,760
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	511,714
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	519,395
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	256,738
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	121,806
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	61,160
360,000	City of North Platte NE, Nebraska GO, 3.00%, 12/15/26	379,980
29,000	City of Ogallala NE, Nebraska COP, 1.15%, 10/15/19	28,964
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	591,732
500,000	City of Omaha NE, Nebraska GO, 5.00%, 01/15/29	615,185
500,000	City of Omaha NE, Nebraska GO, 6.50%, 12/01/30	709,500
200,000	City of Omaha NE, Nebraska GO, 5.00%, 05/01/33	232,764
500,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/20	510,435
470,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/22	504,409
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	207,934
355,000	City of Omaha NE, Nebraska Special Tax Bond, 5.00%, 01/15/28	438,936
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	233,280
350,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/26	365,613
285,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/27	296,545
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	105,185
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,247
275,000	County of Buffalo NE, Nebraska GO, 4.00%, 12/15/31	290,240

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	$573,078
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,112
250,000	County of Sarpy NE, Nebraska COP, 2.80%, 12/15/20	254,563
150,000	Douglas County Hospital Authority No. 1, Nebraska RB, AMBAC, 5.25%, 09/01/21	156,426
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	509,190
1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,096,220
220,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.00%, 05/15/26	266,576
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	756,007
580,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	580,261
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	262,189
65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	65,029
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	105,575
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	296,620
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	211,121
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	191,032
250,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	250,105
95,000	Douglas County Sanitary & Improvement District No. 535, Nebraska GO, 2.55%, 10/15/20	95,170
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	116,000
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	85,380

Principal Amount	Security Description	Value
$100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	$100,464
700,000	Douglas County School District No. 10, Nebraska GO, 5.00%, 01/15/30	757,246
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	762,585
750,000	Douglas County School District No. 59/ NE, Nebraska GO, 4.00%, 06/15/27	827,595
665,000	Elkhorn School District, Nebraska GO, 4.00%, 12/15/34	731,606
1,430,000	Elkhorn School District, Nebraska GO, 4.00%, 12/15/35	1,554,310
325,000	Elkhorn School District, Nebraska GO, 5.00%, 12/15/28	417,306
300,000	Elkhorn School District, Nebraska GO, 5.00%, 12/15/28	385,206
350,000	Elkhorn School District, Nebraska GO, 5.00%, 12/15/29	443,313
250,000	Elkhorn School District, Nebraska GO, 4.00%, 01/15/32	263,750
47,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	47,043
265,000	Grand Island Public Schools, Nebraska GO, 5.00%, 12/15/39	304,822
185,000	Grand Island Public Schools, Nebraska GO, 4.00%, 12/15/24	197,031
730,000	Gretna Public Schools, Nebraska GO, 4.00%, 06/15/31	846,749
455,000	Gretna Public Schools, Nebraska GO, 5.00%, 06/15/33	567,708
735,000	Gretna Public Schools, Nebraska GO, 4.00%, 12/15/24	821,973
265,000	Gretna Public Schools, Nebraska GO, 4.00%, 12/15/25	301,011
105,000	Knox County School District #501, Nebraska GO, 2.00%, 12/15/19	104,706
900,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/27	1,146,132
500,000	Lancaster County School District 001, Nebraska GO, 4.00%, 01/15/31	574,760
750,000	Lancaster County School District 001, Nebraska GO, 4.00%, 01/15/26	857,535
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	531,510
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	214,208
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	542,600

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	$1,010,840
415,000	Metropolitan Community College Area, Nebraska COP, 4.00%, 03/01/20	422,321
500,000	Metropolitan Community College Area, Nebraska COP, 3.00%, 03/01/26	534,235
500,000	Metropolitan Utilities District of Omaha Gas System Revenue, Nebraska RB, 4.00%, 12/01/26	561,740
1,000,000	Metropolitan Utilities District of Omaha Water System Revenue, Nebraska RB, 5.00%, 12/01/21	1,086,630
180,000	Mid-Plains Community College Area Facilities Corp., Nebraska RB, 3.00%, 10/15/25	183,566
1,475,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/30	1,601,290
140,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/31	151,812
210,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/25	235,620
200,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/26	217,782
540,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/27	586,948
330,000	Nebraska Investment Finance Authority, Nebraska RB, 2.45%, 09/01/24	339,989
230,000	Nebraska Investment Finance Authority, Nebraska RB, 2.80%, 09/01/26	243,577
540,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.40%, 09/01/20	540,054
445,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.50%, 03/01/21	444,969
500,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 2.00%, 03/01/24	505,680
175,000	Nebraska Investment Finance Authority, Nebraska RB, 2.35%, 09/01/24	180,313
1,050,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/32	1,130,882
540,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/34	580,894
150,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/26	162,854
200,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/27	216,882
600,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/29	648,954
1,995,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/31	2,095,169

Principal Amount	Security Description	Value
$1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	$1,216,740
315,000	Nebraska State Colleges, Nebraska RB, 3.00%, 07/01/25	315,239
785,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/27	904,422
525,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/28	608,517
285,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/20	294,624
700,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/21	749,210
1,000,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/28	1,134,820
250,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	313,655
205,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/31	216,203
200,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/34	209,978
1,435,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	1,517,556
500,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/29	528,765
500,000	Omaha School District, Nebraska GO, 4.00%, 12/15/32	576,765
180,000	Omaha School District, Nebraska GO, 3.00%, 12/15/32	184,442
620,000	Omaha School District, Nebraska GO, 3.13%, 12/15/33	636,790
1,500,000	Omaha School District, Nebraska GO, 4.00%, 12/15/39	1,609,170
650,000	Omaha School District, Nebraska GO, 4.00%, 12/15/22	662,844
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	591,546
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	245,649
400,000	Papillion-La Vista School District No. 27, Nebraska GO, 1.75%, 12/01/22	404,024
350,000	Papillion-La Vista School District No. 27, Nebraska GO, 3.00%, 12/01/26	368,203
750,000	Papillion-La Vista School District No. 27, Nebraska GO, 4.00%, 12/01/29	878,752
125,000	Platte County School District No. 1 Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	145,279
280,000	Platte County School District No. 1 Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	324,433

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	$160,088
55,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	55,021
80,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	80,080
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	110,144
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	110,096
150,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	150,162
385,000	Scotts Bluff County School District/ Gering School District, Nebraska GO, 5.00%, 12/01/23	423,165
220,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/25	267,903
225,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/26	280,307
300,000	Southern Public Power District, Nebraska RB, 4.00%, 12/15/25	341,553
400,000	Southern Public Power District, Nebraska RB, 4.00%, 12/15/26	455,224
200,000	State of Nebraska, Nebraska COP, 1.40%, 03/15/20	199,728
200,000	State of Nebraska, Nebraska COP, 1.60%, 03/15/21	200,236
500,000	State of Nebraska, Nebraska COP, 3.00%, 12/15/22	527,200
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/24	409,273
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/25	419,916
1,000,000	University of Nebraska, Nebraska RB, 4.00%, 07/01/31	1,117,090
500,000	University of Nebraska Facilities Corp., Nebraska RB, 4.00%, 07/15/30	574,420
745,000	University of Nebraska Facilities Corp., Nebraska RB, 2.00%, 07/15/19	745,194
500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/25	602,670
500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/26	617,320
1,000,000	Village of Boys Town NE, Nebraska RB, 3.00%, 09/01/28	1,069,760

Principal Amount	Security Description	Value
$100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	$108,825
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	217,346
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	111,953
200,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/24	220,484
200,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/25	219,502
230,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/27	251,211
		72,007,248
North Dakota - 0.7%
500,000	City of Fargo ND, North Dakota GO, 3.00%, 05/01/34	511,310
		72,619,843
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. - 0.8%
600,000	Federal Home Loan Mortgage Corp. #WE5001, 2.65%, 04/01/29 (a)	611,250
Total Government & Agency Obligations (Cost $72,651,395)		73,231,093

Shares	Security Description	Value
Short-Term Investments - 2.1%
Investment Company - 2.1%
1,547,325	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.25% (b)	1,547,325
Total Short-Term Investments (Cost $1,547,325)		1,547,325
Investments, at value - 100.5% (Cost $74,198,720)		74,778,418
Other liabilities in excess of assets - (0.5)%		(362,401)
NET ASSETS - 100.0%		$74,416,017

(a)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $611,250 or 0.8% of net assets.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
RB	Revenue Bond

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 62.2%
Communication Services - 6.3%
6,300	Activision Blizzard, Inc.	$297,360
1,355	Alphabet, Inc., Class C (a)	1,464,633
20,200	Comcast Corp., Class A	854,056
5,450	Facebook, Inc., Class A (a)	1,051,850
16,500	Verizon Communications, Inc.	942,645
		4,610,544
Consumer Discretionary - 6.1%
525	Amazon.com, Inc. (a)	994,156
290	Booking Holdings, Inc. (a)	543,666
6,600	NIKE, Inc., Class B	554,070
1,340	O’Reilly Automotive, Inc. (a)	494,889
3,950	Royal Caribbean Cruises, Ltd.	478,779
4,400	The Home Depot, Inc.	915,068
1,350	Ulta Beauty, Inc. (a)	468,301
		4,448,929
Consumer Staples - 3.7%
7,900	Church & Dwight Co., Inc.	577,174
2,400	Constellation Brands, Inc., Class A	472,656
2,900	Costco Wholesale Corp.	766,354
4,600	Ingredion, Inc.	379,454
7,780	Lamb Weston Holdings, Inc.	492,941
		2,688,579
Energy - 3.2%
2,800	Diamondback Energy, Inc.	305,116
3,950	EOG Resources, Inc.	367,982
9,300	Exxon Mobil Corp.	712,659
5,450	Occidental Petroleum Corp.	274,026
3,400	Phillips 66	318,036
8,400	Schlumberger, Ltd.	333,816
		2,311,635
Financials - 7.8%
980	BlackRock, Inc.	459,914
10,300	CenterState Bank Corp.	237,209
3,850	Chubb, Ltd.	567,067
3,300	CME Group, Inc.	640,563
9,400	First American Financial Corp.	504,780
19,000	Huntington Bancshares, Inc.	262,580
8,450	JPMorgan Chase & Co.	944,710
15,700	KeyCorp	278,675
20,400	Manulife Financial Corp.	370,872
5,150	Northern Trust Corp.	463,500
8,400	U.S. Bancorp	440,160
11,200	Wells Fargo & Co.	529,984
		5,700,014
Health Care - 9.3%
7,400	AMN Healthcare Services, Inc. (a)	401,450
7,900	Baxter International, Inc.	647,010
1,560	Biogen, Inc. (a)	364,837
12,500	Boston Scientific Corp. (a)	537,250
3,200	Cigna Corp.	504,160

Shares	Security Description	Value
3,000	Edwards Lifesciences Corp. (a)	$554,220
5,600	Eli Lilly & Co.	620,424
2,000	Humana, Inc.	530,600
4,700	Integer Holdings Corp. (a)	394,424
2,100	Laboratory Corp. of America Holdings (a)	363,090
4,539	LHC Group, Inc. (a)	542,774
2,525	Thermo Fisher Scientific, Inc.	741,542
5,000	Zoetis, Inc.	567,450
		6,769,231
Industrials - 5.8%
2,425	FedEx Corp.	398,161
9,300	IAA, Inc. (a)	360,654
9,300	KAR Auction Services, Inc.	232,500
9,300	MasTec, Inc. (a)	479,229
3,150	Raytheon Co.	547,722
1,510	Roper Technologies, Inc.	553,052
9,400	Southwest Airlines Co.	477,332
9,000	The Timken Co.	462,060
6,200	Waste Management, Inc.	715,294
		4,226,004
Information Technology - 13.2%
2,050	Adobe, Inc. (a)	604,032
9,200	Apple, Inc.	1,820,864
2,250	Broadcom, Inc.	647,685
3,000	Cabot Microelectronics Corp.	330,240
4,600	CDW Corp.	510,600
16,100	Cisco Systems, Inc.	881,153
4,650	Citrix Systems, Inc.	456,351
1,800	FleetCor Technologies, Inc. (a)	505,530
3,250	Mastercard, Inc., Class A	859,723
5,300	Microchip Technology, Inc.	459,510
15,850	Microsoft Corp.	2,123,266
1,650	Paycom Software, Inc. (a)	374,088
		9,573,042
Materials - 1.6%
5,200	Berry Global Group, Inc. (a)	273,468
5,700	FMC Corp.	472,815
1,700	Martin Marietta Materials, Inc.	391,187
		1,137,470
Real Estate - 2.7%
4,025	American Tower Corp. REIT	822,911
15,500	First Industrial Realty Trust, Inc. REIT	569,470
4,300	Sun Communities, Inc. REIT	551,217
		1,943,598
Utilities - 2.5%
5,400	Atmos Energy Corp.	570,024
3,800	NextEra Energy, Inc.	778,468
4,900	Southwest Gas Holdings, Inc.	439,138
		1,787,630
Total Common Stocks (Cost $29,545,668)		45,196,676

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 5.2%
Asset Backed Securities - 2.0%
$380,000	Cabela’s Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	$386,843
120,361	Magnetite CLO, Ltd. CLO (USD 3 Month LIBOR + 1.00%), 3.58%, 07/25/26 (b)(c)	120,368
94,976	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 3.26%, 01/26/26 (c)	95,034
102,497	PHEAA Student Loan Trust 2011-1 (USD 3 Month LIBOR + 1.10%), 3.45%, 06/25/38 (b)(c)	103,332
105,771	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 3.11%, 12/24/33 (b)(c)	104,121
209,107	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 4.23%, 07/25/22 (c)	211,448
135,955	Social Professional Loan Program Trust, 2.64%, 08/25/47 (b)	136,262
103,231	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (b)	103,419
84,717	Stack Infrastructure Issuer, LLC, 4.54%, 02/25/44 (b)	88,164
98,667	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (b)	101,374
		1,450,365
Non-Agency Commercial Mortgage Backed Securities - 1.7%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	380,983
125,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	137,279
26,337,873	FREMF Mortgage Trust Interest Only, 0.10%, 08/25/44 (b)	45,386
200,000	Hudson Yards Mortgage Trust, 3.23%, 07/10/39 (b)(d)	205,984
250,000	Key Commercial Mortgage Securities Trus, 2.66%, 07/15/24 (b)(d)	249,999
165,000	Sutherland Commercial Mortgage Trust, 2.86%, 12/25/35 (b)(e)	165,322
75,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	81,745
		1,266,698
Non-Agency Residential Mortgage Backed Securities - 1.5%
107,778	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.87%), 3.27%, 12/25/33 (b)(c)	106,564

Principal Amount	Security Description	Value
$160,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.50%, 04/28/39 (c)	$160,153
120,334	Citigroup Mortgage Loan Trust, 3.50%, 01/25/66 (b)(e)	123,988
42,219	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(e)	43,827
132,649	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (b)(e)	134,094
148,263	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.90%, 05/25/36 (b)(c)	147,318
71,371	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(e)	73,820
57,334	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(e)	58,122
217,343	Wells Fargo Mortgage Backed Securities, 3.50%, 07/25/47 (b)(e)	220,939
		1,068,825
Total Non-U.S. Government Agency Asset Backed Securities (Cost $3,713,347)		3,785,888

Corporate Bonds - 10.5%

Communication Services - 0.9%
348,000	AT&T, Inc., 4.30%, 02/15/30	371,612
237,000	Verizon Communications, Inc., 4.33%, 09/21/28	262,083
		633,695
Consumer Discretionary - 1.4%
330,000	CBS Corp., 4.00%, 01/15/26	345,901
250,000	Dollar General Corp., 3.25%, 04/15/23	256,709
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	103,820
50,000	Newell Brands, Inc., 4.20%, 04/01/26	49,673
215,000	Whirlpool Corp., 4.70%, 06/01/22	227,425
		983,528
Consumer Staples - 0.6%
175,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	177,277
100,000	Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (b)	100,781
185,000	Walmart, Inc., 3.40%, 06/26/23	194,260
		472,318
Energy - 0.2%
122,000	EOG Resources, Inc., 4.15%, 01/15/26	132,806
Financials - 4.9%
250,000	Bank of America Corp., MTN, 3.56%, 04/23/27 (e)	260,415
65,000	Bank of America Corp., MTN, 4.13%, 01/22/24	69,488
180,000	CBRE Services, Inc., 5.25%, 03/15/25	198,597
240,000	Citigroup, Inc., 3.89%, 01/10/28 (e)	253,805

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
$395,000	CME Group, Inc., 3.00%, 03/15/25	$408,786
175,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	178,812
245,000	Intercontinental Exchange, Inc., 3.75%, 12/01/25	261,681
230,000	JPMorgan Chase & Co., 3.25%, 09/23/22	236,198
120,000	Metropolitan Life Global Funding I, 3.60%, 01/11/24 (b)	126,440
260,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	271,407
235,000	Regions Financial Corp., 3.80%, 08/14/23	245,768
220,000	The Charles Schwab Corp., 3.85%, 05/21/25	234,737
265,000	The Goldman Sachs Group, Inc., 3.00%, 04/26/22	267,271
230,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (e)(f)	238,625
270,000	Wells Fargo & Co., 3.00%, 04/22/26	273,027
		3,525,057
Health Care - 0.2%
132,000	Becton Dickinson and Co., 3.73%, 12/15/24	138,390
Industrials - 1.1%
110,000	BMW US Capital, LLC, 2.80%, 04/11/26 (b)	110,788
150,000	Roper Technologies, Inc., 2.80%, 12/15/21	150,938
200,000	Textron, Inc., 3.65%, 03/01/21	203,616
170,000	TTX Co., 3.60%, 01/15/25 (b)	178,613
225,000	Union Pacific Corp., 3.95%, 09/10/28	246,297
		890,252
Information Technology - 0.9%
215,000	eBay, Inc., 3.60%, 06/05/27	219,977
200,000	Oracle Corp., 3.40%, 07/08/24	209,506
220,000	QUALCOMM, Inc., 3.25%, 05/20/27	224,322
		653,805
Materials - 0.3%
209,000	Albemarle Corp., 4.15%, 12/01/24	220,760
Total Corporate Bonds (Cost $7,360,481)		7,650,611
Government & Agency Obligations - 19.3%
GOVERNMENT SECURITIES - 18.1%
Municipals - 1.4%
350,000	California State University, California RB, 5.45%, 11/01/22	388,398
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	256,033

Principal Amount	Security Description	Value
$200,000	Santa Monica Community College District, California GO, 5.73%, 08/01/24	$207,632
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	106,014
		958,077
Treasury Inflation Index Securities - 1.1%
111,336	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (g)	123,071
688,118	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	684,362
		807,433
U.S. Treasury Securities - 15.6%
3,350,000	U.S. Treasury Note, 2.00%, 02/28/21	3,359,422
3,715,000	U.S. Treasury Note, 1.63%, 11/15/22	3,701,214
3,735,000	U.S. Treasury Note, 2.13%, 05/15/25	3,795,985
475,000	U.S. Treasury Note, 2.25%, 02/15/27	486,467
		11,343,088
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.2%
Federal Home Loan Mortgage Corp. - 0.5%
115,000	Federal Home Loan Mortgage Corp., 3.78%, 10/25/28 (e)	126,608
133,523	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	138,904
114,927	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	119,031
		384,543
Federal National Mortgage Association - 0.5%
149,982	Federal National Mortgage Association, 4.14%, 04/25/29 (d)(e)	159,531
70,132	Federal National Mortgage Association #AL1321, 3.50%, 12/01/26	72,386
96,874	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	97,058
		328,975
Government National Mortgage Association - 0.2%
165,159	Government National Mortgage Association, 3.50%, 01/20/69 (e)	172,064
Total Government & Agency Obligations (Cost $13,610,543)		13,994,180

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Short-Term Investments - 3.2%
Investment Company - 3.2%
2,339,934	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.25% (h)	$2,339,934
Total Short-Term Investments (Cost $2,339,934)		2,339,934
Investments, at value - 100.4% (Cost $56,569,973)		72,967,289
Other liabilities in excess of assets - (0.4)%		(288,781)
NET ASSETS - 100.0%		$72,678,508

(a)	Non-income producing security.
(b)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2019, the aggregate value of these liquid securities were $3,720,671 or 5.1% of net assets.
(c)	Floating rate security. Rate presented is as of June 30, 2019.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $615,514 or 0.8% of net assets.
(e)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2019.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 99.3%
Communication Services - 3.5%
10,700	IAC/InterActiveCorp. (a)	$2,327,571
3,500	The Madison Square Garden Co., Class A (a)	979,790
52,900	Twitter, Inc. (a)	1,846,210
		5,153,571
Consumer Discretionary - 15.9%
8,500	Advance Auto Parts, Inc.	1,310,190
11,200	Carter’s, Inc.	1,092,448
24,700	Dollar General Corp.	3,338,452
19,500	DR Horton, Inc.	841,035
11,600	Expedia Group, Inc.	1,543,148
15,000	Five Below, Inc. (a)	1,800,300
9,900	Grand Canyon Education, Inc. (a)	1,158,498
11,120	Lululemon Athletica, Inc. (a)	2,003,935
4,900	O’Reilly Automotive, Inc. (a)	1,809,668
25,900	Restaurant Brands International, Inc.	1,801,086
27,600	Ross Stores, Inc.	2,735,712
6,800	Ulta Beauty, Inc. (a)	2,358,852
27,300	Yum China Holdings, Inc.	1,261,260
		23,054,584
Consumer Staples - 3.3%
25,900	Church & Dwight Co., Inc.	1,892,254
19,890	Lamb Weston Holdings, Inc.	1,260,231
16,100	Post Holdings, Inc. (a)	1,673,917
		4,826,402
Energy - 1.0%
21,700	Apergy Corp. (a)	727,818
6,600	Concho Resources, Inc.	680,988
		1,408,806
Financials - 5.2%
22,200	E*TRADE Financial Corp.	990,120
5,980	FactSet Research Systems, Inc.	1,713,629
15,900	First American Financial Corp.	853,830
20,700	KeyCorp	367,425
18,420	NASDAQ, Inc.	1,771,451
11,100	Northern Trust Corp.	999,000
26,300	OneMain Holdings, Inc.	889,203
		7,584,658
Health Care - 15.6%
7,400	Bio-Techne Corp.	1,542,826
28,800	Centene Corp. (a)	1,510,272
36,000	DENTSPLY SIRONA, Inc.	2,100,960
16,800	Edwards Lifesciences Corp. (a)	3,103,632
20,600	Incyte Corp. (a)	1,750,176
12,510	Insulet Corp. (a)	1,493,444
12,600	Intercept Pharmaceuticals, Inc. (a)	1,002,582
15,400	LHC Group, Inc. (a)	1,841,532

Shares	Security Description	Value
14,200	PerkinElmer, Inc.	$1,368,028
13,300	Sarepta Therapeutics, Inc. (a)	2,020,935
17,500	Seattle Genetics, Inc. (a)	1,211,175
6,400	Teleflex, Inc.	2,119,360
4,900	The Cooper Cos., Inc.	1,650,761
		22,715,683
Industrials - 15.3%
10,200	Cintas Corp.	2,420,358
17,700	Crane Co.	1,476,888
16,400	Dover Corp.	1,643,280
9,200	EnerSys	630,200
14,800	Harris Corp.	2,799,124
29,100	ITT, Inc.	1,905,468
14,800	L3Harris Technologies, Inc.	2,799,124
29,700	MasTec, Inc. (a)	1,530,441
9,500	Old Dominion Freight Line, Inc.	1,417,970
12,700	Oshkosh Corp.	1,060,323
55,400	Quanta Services, Inc.	2,115,726
4,900	Roper Technologies, Inc.	1,794,674
4,700	Spirit AeroSystems Holdings, Inc., Class A	382,439
5,200	XPO Logistics, Inc. (a)	300,612
		22,276,627
Information Technology - 32.3%
43,800	ACI Worldwide, Inc. (a)	1,504,092
22,200	Akamai Technologies, Inc. (a)	1,779,108
14,600	Analog Devices, Inc.	1,647,902
17,300	Autodesk, Inc. (a)	2,818,170
8,100	Broadridge Financial Solutions, Inc.	1,034,208
15,100	CDW Corp.	1,676,100
4,000	CommScope Holding Co., Inc. (a)	62,920
43,900	Dropbox, Inc. (a)	1,099,695
23,700	First Data Corp., Class A (a)	641,559
28,200	Fiserv, Inc. (a)	2,570,712
8,740	FleetCor Technologies, Inc. (a)	2,454,629
18,000	Fortinet, Inc. (a)	1,382,940
120,000	GreenSky, Inc., Class A (a)	1,474,800
39,200	Inphi Corp. (a)	1,963,920
8,200	Jack Henry & Associates, Inc.	1,098,144
10,900	Lam Research Corp.	2,047,456
17,500	Microchip Technology, Inc.	1,517,250
6,000	Palo Alto Networks, Inc. (a)	1,222,560
31,500	Paychex, Inc.	2,592,135
70,200	Pure Storage, Inc., Class A (a)	1,071,954
8,400	Science Applications International Corp.	727,104
13,500	ServiceNow, Inc. (a)	3,706,695
15,000	Splunk, Inc. (a)	1,886,250
20,300	Square, Inc. (a)	1,472,359
39,200	SS&C Technologies Holdings, Inc.	2,258,312
21,600	Twilio, Inc. (a)	2,945,160

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
10,600	Zebra Technologies Corp. (a)	$2,220,594
		46,876,728
Materials - 3.1%
140,200	Element Solutions, Inc. (a)	1,449,668
16,800	FMC Corp.	1,393,560
7,400	Martin Marietta Materials, Inc.	1,702,814
		4,546,042
Real Estate - 3.3%
23,900	American Homes 4 Rent, Class A REIT	581,009
26,800	CBRE Group, Inc., Class A (a)	1,374,840
11,915	Digital Realty Trust, Inc. REIT	1,403,468
11,380	Sun Communities, Inc. REIT	1,458,802
		4,818,119
Utilities - 0.8%
10,800	Atmos Energy Corp.	1,140,048
Total Common Stocks (Cost $96,004,633)		144,401,268

Shares	Security Description	Value
Short-Term Investments - 2.2%
Investment Company - 2.2%
3,126,698	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.25% (b)	3,126,698
Total Short-Term Investments (Cost $3,126,698)		3,126,698
Investments, at value - 101.5% (Cost $99,131,331)		147,527,966
Other liabilities in excess of assets - (1.5)%		(2,153,556)
NET ASSETS - 100.0%		$145,374,410

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.
REIT	Real Estate Investment Trust

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 98.2%
Communication Services - 3.3%
438,300	MSG Networks, Inc., Class A (a)	$9,090,342
179,200	Nexstar Media Group, Inc., Class A	18,099,200
		27,189,542
Consumer Discretionary - 8.2%
291,200	Big Lots, Inc.	8,331,232
165,900	Dorman Products, Inc. (a)	14,456,526
324,500	G-III Apparel Group, Ltd. (a)	9,546,790
268,800	La-Z-Boy, Inc.	8,241,408
321,400	Movado Group, Inc.	8,677,800
241,000	Standard Motor Products, Inc.	10,926,940
144,100	Sturm Ruger & Co., Inc.	7,850,568
		68,031,264
Energy - 3.7%
1,536,600	Callon Petroleum Co. (a)	10,126,194
741,100	Carrizo Oil & Gas, Inc. (a)	7,425,822
644,800	Matador Resources Co. (a)	12,818,624
		30,370,640
Financials - 21.4%
199,200	Argo Group International Holdings, Ltd.	14,750,760
501,300	Atlantic Union Bankshares Corp.	17,710,929
344,500	Carolina Financial Corp.	12,088,505
248,800	Columbia Banking System, Inc.	9,001,584
371,700	Great Western Bancorp, Inc.	13,277,124
258,500	Mercantile Bank Corp.	8,421,930
798,000	Old National Bancorp	13,238,820
350,500	Selective Insurance Group, Inc.	26,248,945
213,700	South State Corp.	15,743,279
329,400	Stifel Financial Corp.	19,454,364
122,300	UMB Financial Corp.	8,049,786
498,900	United Bankshares, Inc.	18,504,201
		176,490,227
Health Care - 13.4%
350,500	AMN Healthcare Services, Inc. (a)	19,014,625
463,800	AngioDynamics, Inc. (a)	9,132,222
236,100	Cambrex Corp. (a)	11,051,841
334,200	Integra LifeSciences Holdings Corp. (a)	18,665,070
177,300	LHC Group, Inc. (a)	21,201,534
130,000	Medpace Holdings, Inc. (a)	8,504,600
182,800	Omnicell, Inc. (a)	15,726,284
253,100	Varex Imaging Corp. (a)	7,757,515
		111,053,691
Industrials - 15.1%
170,700	American Woodmark Corp. (a)	14,444,634
239,800	Barnes Group, Inc.	13,510,332
287,000	Forward Air Corp.	16,976,050
287,600	Franklin Electric Co., Inc.	13,661,000
343,900	Granite Construction, Inc.	16,569,102
348,100	Kforce, Inc.	12,214,829
643,000	Navigant Consulting, Inc.	14,911,170

Shares	Security Description	Value
285,800	Tetra Tech, Inc.	$22,449,590
		124,736,707
Information Technology - 18.4%
208,900	Ambarella, Inc. (a)	9,218,757
176,800	Anixter International, Inc. (a)	10,556,728
388,700	Benchmark Electronics, Inc.	9,764,144
111,400	CACI International, Inc., Class A (a)	22,791,326
626,000	CalAmp Corp. (a)	7,311,680
291,200	CTS Corp.	8,031,296
241,600	ExlService Holdings, Inc. (a)	15,977,008
64,200	Littelfuse, Inc.	11,357,622
336,000	Methode Electronics, Inc.	9,599,520
293,600	MTS Systems Corp.	17,184,408
259,700	PC Connection, Inc. (a)	9,084,306
222,800	Silicon Motion Technology Corp., ADR	9,887,864
411,100	Sykes Enterprises, Inc. (a)	11,288,806
		152,053,465
Materials - 5.0%
147,100	Balchem Corp.	14,705,587
234,300	Carpenter Technology Corp.	11,241,714
202,800	Sensient Technologies Corp.	14,901,744
		40,849,045
Real Estate - 6.4%
159,800	Agree Realty Corp. REIT	10,235,190
880,900	Easterly Government Properties, Inc. REIT	15,953,099
293,600	LTC Properties, Inc. REIT	13,405,776
438,900	Marcus & Millichap, Inc. (a)	13,540,065
		53,134,130
Utilities - 3.3%
185,300	IDACORP, Inc.	18,609,679
146,500	Unitil Corp.	8,773,885
		27,383,564
Total Common Stocks (Cost $682,729,438)		811,292,275

Shares	Security Description	Value
Short-Term Investments - 1.6%
Investment Company - 1.6%
13,611,263	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.25% (b)	13,611,263
Total Short-Term Investments (Cost $13,611,263)		13,611,263
Investments, at value - 99.8% (Cost $696,340,701)		824,903,538
Other assets in excess of liabilities - 0.2%		1,362,286
NET ASSETS - 100.0%		$826,265,824

QUARTERLY REPORT 2019

Tributary Funds

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

SMALL COMPANY FUND

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

QUARTERLY REPORT 2019

Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

1. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar

QUARTERLY REPORT 2019

Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2019, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Asset Backed Securities	$–	$29,866,853	$–	$29,866,853
Non-Agency Commercial Mortgage Backed Securities	–	13,624,704	–	13,624,704
Non-Agency Residential Mortgage Backed Securities	–	14,964,369	–	14,964,369
Corporate Bonds	–	58,641,043	–	58,641,043
Government & Agency Obligations	–	72,768,824	–	72,768,824
Preferred Stocks	437,250	–	–	437,250
Short-Term Investments	936,844	–	–	936,844
Total	$1,374,094	$189,865,793	$–	$191,239,887

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Income Fund
Asset Backed Securities	$–	$15,249,044	$–	$15,249,044
Non-Agency Commercial Mortgage Backed Securities	–	15,197,523	–	15,197,523
Non-Agency Residential Mortgage Backed Securities	–	20,575,170	–	20,575,170
Corporate Bonds	–	59,939,861	–	59,939,861
Government & Agency Obligations	–	91,645,214	–	91,645,214
Short-Term Investments	3,355,040	–	–	3,355,040
Total	$3,355,040	$202,606,812	$–	$205,961,852

QUARTERLY REPORT 2019

Tributary Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2019 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Nebraska Tax-Free Fund
Government & Agency Obligations	$–	$73,231,093	$–	$73,231,093
Short-Term Investments	1,547,325	–	–	1,547,325
Total	$1,547,325	$73,231,093	$–	$74,778,418

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks*	$45,196,676	$–	$–	$45,196,676
Asset Backed Securities	–	1,450,365	–	1,450,365
Non-Agency Commercial Mortgage Backed Securities	–	1,266,698	–	1,266,698
Non-Agency Residential Mortgage Backed Securities	–	1,068,825	–	1,068,825
Corporate Bonds	–	7,650,611	–	7,650,611
Government & Agency Obligations	–	13,994,180	–	13,994,180
Short-Term Investments	2,339,934	–	–	2,339,934
Total	$47,536,610	$25,430,679	$–	$72,967,289

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks*	$144,401,268	$–	$–	$144,401,268
Short-Term Investments	3,126,698	–	–	3,126,698
Total	$147,527,966	$–	$–	$147,527,966

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Small Company Fund
Common Stocks*	$811,292,275	$–	$–	$811,292,275
Short-Term Investments	13,611,263	–	–	13,611,263
Total	$824,903,538	$–	$–	$824,903,538

* See Schedules of Portfolio Investments for further industry classification.

Security Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

26